NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of the Calculation of Net Loss per Share
The calculation of the net loss per share is as follows:

	For the years ended December 31,
	2016	2017	2018

Numerator:
Net loss attributable to AirMedia Group Inc.'s ordinary shareholders	$(65,625)	$(156,476)	$(90,070)

Denominator:
Weighted average ordinary shares outstanding used in computing net loss per ordinary share
Basic and diluted	125,277,056	125,629,779	125,653,175
Weighted average shares used in calculating loss per ADS
Basic and diluted	12,527,706	12,562,978	12,565,318

Net loss per ordinary share
Basic and diluted	$(0.52)	$(1.25)	$(0.72)

Net loss per ADS (i)
Basic and diluted	$(5.24)	$(12.46)	$(7.17)

(i)
On March 29, 2019, Airmedia Group Inc., JPMorgan Chase Bank, as depositary, and all holders from time to time of American Depositary Shares entered into Amended and Restated Deposit Agreement to combine original 5 ADSs to 1 ADSs. After the agreement is executed, 1 ADS amounted to $0.01 par value represents 10 ordinary shares amounted to 0.001 per share par value. The Group presents net loss attributable to AirMedia Group Inc.'s ordinary shareholders per ADS by retrospectively adjusting to all periods presented.